Share Capital (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Share Capital and Share Premium	The movement in the number of ordinary shares outstanding is as follows:

	Number of ordinary shares	Share capital	Share premium	Total
		RMB’000	RMB’000	RMB’000
As of January 1, 2023	57,448,338	66	4,094,566	4,094,632
Shares issued	30,312	-	153	153
Net book value	57,478,650	66	4,094,719	4,094,785